Other financial assets and liabilities (Details 1) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
BRL [Member]
IfrsStatementLineItems [Line Items]
Average Price Per Debenture	$ 41.46	$ 35.33	$ 35.80